Financing receivables - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Financing Receivable, Allowance for Credit Losses [Line Items]
Accrued interest receivable	¥ 14,409	¥ 11,448